Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Oakmark International Small Cap (Prospectus Summary): | Oakmark International Small Cap
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Small Cap Fund, the following replaces the third sentence of the second paragraph under "Principal Investment Strategy" on page 36 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Oakmark International Small Cap | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKEX
Oakmark International Small Cap | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAREX